SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - $ / shares	Feb. 28, 2026	Nov. 30, 2025	Jul. 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Oct. 17, 2024	Feb. 29, 2024	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Common stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Buildings
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	20 years
Furniture and equipment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	5 years
Movable equipment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	4 years
Other equipment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	5 years